Statements Of Cash Flows (USD $)	12 Months Ended			120 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating Activities:
Net loss	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	42,835	25,741	30,227	153,989
Stock-based compensation	416,735	450,089	601,438	5,622,161
Change in fair value of warrants liability	319,908			319,908
(Increase) decrease in:
Interest receivable			12,153
Government grant receivable	134,025	(134,025)
Prepaid expenses and deposits	(31,272)	(58,074)	39,152	(208,004)
Increase (decrease) in:
Accounts payable	158,001	(143,702)	(83,072)	263,934
Accrued expenses and other liabilities	365,781	108,889	(1,041,159)	516,033
Net cash used in operating activities	(4,985,049)	(3,757,405)	(7,683,189)	(31,434,596)
Investing Activities:
Capital expenditures	(3,620)	(2,867)	(2,298)	(102,826)
Net cash used in investing activities	(3,620)	(2,867)	(2,298)	(102,826)
Financing Activities:
Proceeds from issuance of common stock and warrants, net	5,542,578	1,456,153	3,698,135	33,574,302
Proceeds from issuance of preferred stock, net				3,895,597
Payment of employee withholding tax related to restricted stock units				(3,410)
Net cash provided by financing activities	5,542,578	1,456,153	3,698,135	37,466,489
Net increase (decrease) in cash and cash equivalents	553,909	(2,304,119)	(3,987,352)	5,929,067
Cash and cash equivalents - beginning of period	5,475,158	7,779,277	11,766,629	100,000
Cash and cash equivalents - end of period	6,029,067	5,475,158	7,779,277	6,029,067
Non-cash investing and financing activities:
Non-cash incentive received from lessor				$ 52,320